ACQUISITIONS AND BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the impact of material business combinations during the year ended December 31, 2017:

(US$ Millions)	Manufactured Housing	TA Office	One Post Street	Student Housing	Mumbai Office Portfolio	Houston Center	Toronto Hotel	Towers @ 2nd	Other	Total
Investment properties	$2,107	$235	$245	$392	$679	$825	$—	$128	$1,014	$5,625
Property, plant and equipment	—	—	—	—	—	—	281	—	—	281
Accounts receivable and other	79	5	—	—	12	22	4	—	14	136
Cash and cash equivalents	16	—	4	—	11	—	—	2	5	38
Intangible assets	—	—	—	—	—	—	—	—	—	—
Total assets	2,202	240	249	392	702	847	285	130	1,033	6,080
Less:
Non-recourse borrowings	(1,261)	—	—	—	(511)	—	—	—	—	(1,772)
Accounts payable and other	(36)	(13)	(2)	(7)	(44)	(28)	—	(3)	(3)	(136)
Deferred income tax liabilities	—	—	—	—	(45)	—	—	—	—	(45)
Non-controlling interests(1)	(30)	—	(94)	—	—	—	—	—	—	(124)
Net assets acquired	$875	$227	$153	$385	$102	$819	$285	$127	$1,030	$4,003
Consideration(2)	$768	$214	$153	$358	$102	$819	$270	$127	$1,022	$3,833
Transaction costs	$16	$3	$—	$6	$—	$5	$11	$—	$22	$63

(1)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(2)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.
The following table summarizes the impact of material acquisitions during the year ended December 31, 2016:

(US$ Millions)	Rouse	IFC Seoul	Simply Storage	CityPoint	UK Student Housing	Southeastern Storage Portfolio	Other	Total
Investment properties	$3,010	$1,906	$839	$742	$608	$205	$1,372	$8,682
Property, plant and equipment	13	307	—	—	—	—	334	654
Accounts receivable and other	94	35	26	17	9	4	9	194
Cash and cash equivalents	32	24	15	1	33	1	8	114
Goodwill(1)	—	221	—	—	—	—	—	221
Total assets	3,149	2,493	880	760	650	210	1,723	9,865
Less:
Non-recourse borrowings	(1,840)	—	(534)	—	(202)	(58)	(76)	(2,710)
Accounts payable and other	(231)	(120)	(11)	(6)	(49)	(1)	(2)	(420)
Deferred income tax liabilities(1)	—	(261)	—	—	—	—	—	(261)
Non-controlling interests(2)	(15)	—	(15)	—	(2)	—	(2)	(34)
Net assets acquired	$1,063	$2,112	$320	$754	$397	$151	$1,643	$6,440
Consideration(3)	$1,063	$2,112	$320	$754	$397	$151	$1,618	$6,415
Transaction costs	$—	$26	$9	$2	$4	$2	$13	$56

(1)
During the third quarter of 2017, the partnership completed the purchase price allocation for the acquisition of IFC Seoul and recognized goodwill of $221 million and a deferred tax liability of $261 million . No other material changes were made to the provisional purchase price allocation.

(2)
Includes non-controlling interests recognized on business combinations measured as the proportionate share of the fair value of the assets, liabilities and contingent liabilities on the date of acquisition.

(3)	Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in funds sponsored by Brookfield Asset Management.